Consolidated Balance Sheets - USD ($)	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Current assets
Cash and cash equivalents	$ 104,093	$ 963	$ 5,486
Accounts receivable	210,897	27,959	0
Other receivables	267,165
Inventory	239,273	18,768	0
Prepaid expenses and other current assets	109,610
Due from related party	124
Total current assets		47,690	5,486
Property and equipment		5,500	0
Goodwill	143,152
Right of use asset, net	112,116
Total assets		53,190	5,486
Current liabilities
Accounts payable	258,677
Accrued liabilities	184,133
Accounts payable and accrued liabilities		73,681	1,073
Accrued payroll taxes, penalties and interest		10,980,278	12,392,022
Accounts payable and accrued liabilities - related parties	363,274	417,133	37,469
Deferred revenue	180,745
Accrued compensation		0	1,615,000
Notes payable - related parties	2,483,844	342,741	0
Convertible note payable - related party		1,875,000	0
Other current liabilities	63,512
Total liabilities		13,688,833	14,045,564
Commitments and contingencies (Note 9)
STOCKHOLDERS' DEFICIT
Preferred stock Authorized: 100,000 shares with a par value of $1,000 per share, Issued and outstanding: nil and nil shares, respectively		0	0
Common stock Authorized: 1,000,000,000 shares with a par value of $0.005 per share Issued and outstanding: 48,281,128 and 47,281,128 shares, respectively		241,406	236,406
Additional paid-in capital		91,086,179	91,052,594
Noncontrolling interests	51,936
Accumulated deficit		(104,963,228)	(105,329,078)
Accumulated other comprehensive income	2,159
Total stockholders' deficit		(13,635,643)	(14,040,078)
Total liabilities and stockholders' deficit	$ 1,450,544	$ 53,190	$ 5,486